CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 18, 2014 USD ($)	Dec. 31, 2016 USD ($) item $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Gain on repurchase of convertible notes		$ 2,782
Convertible notes		$ 125,569	$ 146,674
2014 Notes
Debt Instrument [Line Items]
Proceeds from initial issuance of convertible notes	$ 130,000
Period of option for additional issuance	30 days
Proceeds from additional issuance of convertible notes	$ 20,000
Interest rate (as a percent)		4.25%
Conversion rate		0.0222222
Conversion price (in dollars per share) | $ / shares		$ 45.00
Sales price of common stock as percentage of conversion price for redemption at Company's option		130.00%
Number of trading days that threshold percentage exceeds stock price for trigger of redemption at Company's option | item		20
Period of consecutive trading days that the threshold of trading days must fall within for trigger of redemption at Company's option		30 days
Redemption prices as percentage of outstanding principal amount plus accrued and unpaid interest following occurrence of certain tax related events		100.00%
Convertible notes repurchased		$ 22,500
Weighted average price | $ / shares		$ 85.43
Par value under redemption of convertible notes | $ / shares		$ 100
Gain on repurchase of convertible notes		$ 2,782
Convertible notes		125,569	146,674
Unamortized issuance costs		$ 1,931	43,326
Effective interest rate (as a percent)		4.98%
Amortization of financing costs		$ 898	810	$ 794
Interest expense		5,642	6,375
2014 Notes | Other payables
Debt Instrument [Line Items]
Accrued interest		$ 2,008	$ 2,387